Stock-Based Compensation - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥) ¥ / shares Option shares	Mar. 31, 2014 JPY (¥) ¥ / shares shares	Mar. 31, 2013 JPY (¥) ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of times the average price of common shares of the preceding month on the date of grant	1.05
Stock options, exercise period, years	4 years
Number of types of stock options granted with varying exercise prices and exercise periods to the directors and employees under a stock option plan approved by the Board of Directors | Option	89
Stock options granted | shares		2,763,000	2,521,000
Stock based compensation expense		¥ 1,283	¥ 861
Tax related benefit		¥ 324	¥ 235
Weighted average fair value per share for stock options granted | ¥ / shares		¥ 460	¥ 347
Total fair value of shares vested	¥ 1,283	¥ 861	¥ 583
Cash proceeds from options exercised	453	494	472
Total intrinsic values of options exercised	124	¥ 151	¥ 131
Options outstanding, aggregate intrinsic value	536
Options exercisable, aggregate intrinsic value	¥ 536
Verigy
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted | shares	2,387,046
Exercise price of options granted, lower limit | ¥ / shares	¥ 942
Exercise price of options granted, upper limit | ¥ / shares	¥ 4,177
Verigy | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of stock options	Jul. 29, 2011
Verigy | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of stock options	Jan. 31, 2018